RELATED PARTIES: - Outstanding balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Total Assets	$ 75	$ 1,836
Liabilities
Total Liabilities	740	408
Contract assets (Jet Talk)
ASSETS
Total Assets	0	1,679
Raysat Israel Ltd.
Liabilities
Total Liabilities	550	160
Ilan Gat Engineers Ltd
Liabilities
Total Liabilities	0	95
Former CEO
Liabilities
Total Liabilities	0	100
Current CEO
Liabilities
Total Liabilities	190	0
Jet talk Limited (“Jet-Talk”)
ASSETS
Total Assets	75	157
Liabilities
Total Liabilities	$ 0	$ 53